SCHEDULE OF LEASE ASSETS AND LIABILITIES (Details) - USD ($)	Feb. 29, 2024	Feb. 28, 2023
Leases
Operating lease assets	$ 1,139,188	$ 1,208,440
Current operating lease liability	237,653	248,670
Noncurrent operating lease liabilities	889,360	950,541
Total lease liabilities	$ 1,127,013	$ 1,199,211